NET LOSS PER SHARE (Details)	3 Months Ended
Mar. 31, 2021 shares
Warrants | Private Placement
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	17,500,000